As filed with the Securities and Exchange Commission on September 29, 2006


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21167

          NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          ------------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
          Neuberger Berman California Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                 NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------
PRINCIPAL AMOUNT                    SECURITY(@)                          RATING                    VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
ARIZONA (0.8%)
                750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser.
                     2003, 6.15%, due 7/15/17                                                           793(^^)
                                                                                                -----------

CALIFORNIA (135.4%)
                780  Abag Fin. Au. Cert. of Participation Rev.
                     (Channing House), Ser. 1999, 4.90%, due
                     2/15/09                                                    BBB+                    795(B)
              3,050  Abag Fin. Au. Cert. of Participation Rev.
                     (Episcopal Homes Foundation), Ser. 1998,
                     5.13%, due 7/1/18                                          BBB+                  3,093(B)
              1,000  Abag Fin. Au. Rev. (San Diego Hosp. Assoc.),
                     Ser. 2003 C, 5.13%, due 3/1/18                 Baa1        BB+                   1,018(B)
              1,250  Alameda Co. Cert. of Participation Ref.
                     Rev., Ser. 2001 A, (MBIA Insured), 5.38%,
                     due 12/1/17                                    Aaa         AAA                   1,346
              1,285  Bay Area Governments Assoc. BART SFO
                     Extension Rev. (Arpt. Premium Fare), Ser.
                     2002 A, (AMBAC Insured), 5.00%, due 8/1/21     Aaa         AAA                   1,333
              1,000  Burbank Pub. Svc. Dept. Elec. Rev., Ser.
                     1998, (FSA Insured), 5.13%, due 6/1/16         Aaa         AAA                   1,037
                555  California Co. Tobacco Securitization Agcy.
                     Tobacco Settlement Asset-Backed Rev., Ser.
                     2002, 4.75%, due 6/1/19                        Baa3        BBB                     557
              1,750  California Ed. Fac. Au. Ref. Rev. (Stanford
                     Univ.), Ser. 2001 R, 5.00%, due 11/1/21        Aaa         AAA                   1,817(B)
              2,000  California Hlth. Fac. Fin. Au. Rev.
                     (Catholic Healthcare West), Ser. 2004 I,
                     4.95%, due 7/1/26                              A3          A-                    2,056(B)
              2,000  California Hlth. Fac. Fin. Au. Rev.
                     (Cedars-Sinai Med. Ctr.), Ser. 1999 A,
                     6.13%, due 12/1/19                             A3                                2,172(B)
              2,000  California Hlth. Fac. Fin. Au. Rev.
                     (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%,
                     due 11/15/21                                   A3                                2,054(B)
              1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser
                     Permanente), Ser. 1998 B, 5.00%, due 10/1/20   A3          AAA                   1,027(B)
              2,000  California Hsg. Fin. Agcy. Home Mtg., Rev,
                     Ser. 2006 E, (FGIC Insured), 4.88%, due
                     2/1/17                                         Aaa         AAA                   2,017
                500  California Muni. Fin. Au. Ed. Rev. (American
                     Heritage Ed. Foundation Proj.), Ser. 2006 A,
                     5.00%, due 6/1/16                                          BBB-                    507(B)
              4,000  California Poll. Ctrl. Fin. Au. Ref. PCR
                     (Pacific Gas & Elec. Co.), Ser. 1996 A,
                     (MBIA Insured), 5.35%, due 12/1/16             Aaa         AAA                   4,257
                500  California Poll. Ctrl. Fin. Au. Ref. PCR
                     (Pacific Gas & Elec. Co.), Ser. 1996 C,
                     3.59%, due 8/1/06                                          AA-                     500(u)(B)
              1,500  California Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Republic Svc., Inc. Proj.), Ser.
                     2002 B, 5.25%, due 6/1/23 Putable 12/1/17      Baa2        BBB+                  1,569(B)
              1,000  California Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2002 C, 4.85%, due 12/1/27 Putable
                     11/30/07                                                   BBB                   1,006(B)
              3,000  California Poll. Ctrl. Fin. Au. Solid Waste
                     Disp. Rev. (Waste Management, Inc. Proj.),
                     Ser. 2005 C, 5.13%, due 11/1/23                            BBB                   3,071(B)
              4,500  California St. Dept. of Wtr. Res. Pwr.
                     Supply Rev., Ser. 2002 A, 5.75%, due 5/1/17    Aaa         A-                    5,002
              1,000  California St. Dept. of Wtr. Res. Pwr.
                     Supply Rev., Ser. 2002 A, 5.38%, due 5/1/22    Aaa         A-                    1,092
              2,250  California St. G.O., Ser. 2002, 5.00%, due
                     10/1/17                                        A1          A+                    2,342
              1,000  California St. Pub. Works Board Lease (Dept.
                     of Gen. Svc.) Rev. (Cap. East End Complex),
                     Ser. 2002 A, (AMBAC Insured), 5.25%, due
                     12/1/16                                        Aaa         AAA                   1,069



See Notes to Schedule of Investments                              1

                                                                 NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
PRINCIPAL AMOUNT                    SECURITY(@)                          RATING                    VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              1,095  California St. Pub. Works Board Lease Rev.
                     (California Comm. Colleges), Ser. 2004 B,
                     5.50%, due 6/1/20                              A2          A                     1,175
              3,000  California St. Pub. Works Board Lease Rev.
                     (Regents of the Univ. of California, UCLA
                     Replacement Hosp.), Ser. 2002 A, (FSA
                     Insured), 5.38%, due 10/1/13                   Aaa         AAA                   3,249
              1,000  California St. Univ. Fresno Assoc., Inc.
                     Rev. (Auxiliary Organization Event Ctr.),
                     Ser. 2002, 5.00%, due 7/1/12                   Baa3                              1,061
              2,000  California Statewide CDA Cert. of
                     Participation Rev. (Children's Hosp. Los
                     Angeles), Ser. 1999, 5.13%, due 8/15/19        A3          A                     2,056(B)
              1,890  California Statewide CDA Cert. of
                     Participation Rev. (The Internext Group),
                     Ser. 1999, 5.38%, due 4/1/17                               BBB                   1,916(B)
              1,000  California Statewide CDA Hlth. Fac. Rev.
                     (Adventist Hlth.), Ser. 2005 A, 5.00%, due
                     3/1/20                                                     A                     1,027(B)
              5,000  California Statewide CDA Hlth. Fac. Rev.
                     (Mem. Hlth. Svcs.), Ser. 2003 A, 6.00%, due
                     10/1/16                                        A3          A+                    5,433(B)
              3,000  California Statewide CDA Rev. (Kaiser
                     Permanente), Ser. 2002 E, 4.70%, due 11/1/36
                     Putable 6/1/09                                 A3          A                     3,047(B)
              1,000  Central Joint Pwr. Hlth. Fin. Au. Cert. of
                     Participation Rev. (Comm. Hosp. of Central
                     California Proj.), Ser. 2000, 5.50%, due
                     2/1/14                                         Baa2        BBB-                  1,028(B)
              1,020  Cerritos Pub. Fin. Au. Sub. Tax Allocation
                     Rev. (Cerritos Redev. Proj.), Ser. 2002 B,
                     4.40%, due 11/1/16                                         BBB                     992
              2,550  Contra Costa Comm. College Dist. G.O., Ser.
                     2002, (FGIC Insured), 5.25%, due 8/1/17        Aa2         AA-                   2,721
              1,210  Elk Grove Spec. Tax Rev. (East Franklin
                     Comm. Fac. Dist. Number 1), Ser. 2002 A,
                     5.38%, due 8/1/17                                                                1,277(^^)
              1,000  Fresno Unified Sch. Dist. Ref. G.O., Ser.
                     2002 A, (MBIA Insured), 6.00%, due 2/1/17      Aaa         AAA                   1,158
              2,835  Glendale Redev. Agcy. Tax Allocation Rev.
                     (Central Glendale Redev. Proj.), Ser. 2002,
                     (MBIA Insured), 5.00%, due 12/1/16             Aaa         AAA                   3,004
              2,480  Glendale Redev. Agcy. Tax Allocation Rev.
                     (Central Glendale Redev. Proj.), Ser. 2002,
                     (MBIA Insured), 5.25%, due 12/1/17             Aaa         AAA                   2,659
              1,000  Kings Canyon Joint Unified Sch. Dist. G.O.,
                     Ser. 2002, (FGIC Insured), 5.38%, due 8/1/17   Aaa         AAA                   1,076
              1,905  Long Beach Bond Fin. Au. Tax Allocation Rev.
                     (Downtown, North Long Beach, Poly High, &
                     West Beach hRedev. Proj.), Ser. 2002 A,
                     (AMBAC Insured), 5.38%, due 8/1/17             Aaa         AAA                   2,061
                500  Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC
                     Insured), 6.00%, due 11/1/17                   Aaa         AAA                     574
              1,275  Los Angeles Co. Long Beach Unified Sch.
                     Dist. G.O., Ser. 2002 D, (FSA Insured),
                     5.00%, due 8/1/17                              Aaa                               1,336
              5,000  Los Angeles Dept. of Arpts. Rev. (Los
                     Angeles Int'l. Arpt.), Ser. 2002 A, (FGIC
                     Insured), 5.25%, due 5/15/18                   Aaa         AAA                   5,298
                500  Marin Co. Dixie Elementary Sch. Dist. G.O.,
                     Ser. 2000 A, (FSA Insured), 5.38%, due
                     8/1/17                                         Aaa         AAA                     536
              1,045  Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev.,
                     Ser. 2002, (AMBAC Insured), 5.00%, due
                     7/1/17                                         Aaa         AAA                   1,095
              1,090  Moreland Sch. Dist. Ref. G.O., Ser. 2002,
                     (FGIC Insured), 5.13%, due 9/1/17              Aaa         AAA                   1,151


See Notes to Schedule of Investments                              2

                                                                 NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
PRINCIPAL AMOUNT                    SECURITY(@)                          RATING                    VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
                535  Nevada & Placer Cos. Irrigation Dist. Cert.
                     of Participation Rev., Ser. 2002, (FGIC
                     Insured), 5.00%, due 1/1/16                    Aaa         AAA                     563
                565  Nevada & Placer Cos. Irrigation Dist. Cert.
                     of Participation Rev., Ser. 2002, (FGIC
                     Insured), 5.00%, due 1/1/17                                AAA                     592
              1,045  Oakland  G.O., Ser. 2002 A, (FGIC Insured),
                     5.00%, due 1/15/15                             Aaa         AAA                   1,101
              1,210  Oakland  G.O., Ser. 2002 A, (FGIC Insured),
                     5.00%, due 1/15/18                             Aaa         AAA                   1,264
                605  Oakland Redev. Agcy. Rev. (Coliseum Area
                     Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16                A-                      623
                635  Oakland Redev. Agcy. Rev. (Coliseum Area
                     Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17                A-                      650
              1,290  Oakland Redev. Agcy. Sub. Tax Allocation
                     Rev. (Central Dist. Redev. Proj.), Ser.
                     2003, (FGIC Insured), 5.50%, due 9/1/17        Aaa         AAA                   1,395
              1,445  Oceanside Cert. of Participation Ref. Rev.,
                     Ser. 2003 A, (AMBAC Insured), 5.25%, due
                     4/1/14                                         Aaa         AAA                   1,561
              3,890  Port of Oakland Ref. Rev., Ser. 2002 N,
                     (MBIA Insured), 5.00%, due 11/1/13             Aaa         AAA                   4,081
              2,655  Riverside Co. Eastern Muni. Wtr. Dist. Cert.
                     of Participation Wtr. & Swr. Rev., Ser. 2001
                     A, (FGIC Insured), 5.00%, due 7/1/19           Aaa         AAA                   2,764
                440  Roseville Stone Point Comm. Fac. District
                     No. 1 Special Tax Rev., Ser. 2003, 5.70%,
                     due 9/1/17                                                                         453(^^)
              2,600  Sacramento Muni. Util. Dist. Elec. Rev.,
                     Ser. 1997 K, (AMBAC Insured), 5.70%, due
                     7/1/17                                         Aaa         AAA                   2,968
                830  San Diego Redev. Agcy. Sub. Parking Rev.
                     (Centre City Redev. Proj.), Ser. 2003 B,
                     4.80%, due 9/1/15                              Baa2        A-                      842
                820  San Diego Redev. Agcy. Sub. Parking Rev.
                     (Centre City Redev. Proj.), Ser. 2003 B,
                     4.90%, due 9/1/16                              Baa2        A-                      831
              2,000  San Diego Unified Sch. Dist. G.O., Ser. 2002
                     D, (FGIC Insured), 5.25%, due 7/1/21           Aaa         AAA                   2,158
              3,000  San Francisco Bay Area Toll Au. Toll Bridge
                     Rev., Ser. 2001 D, 5.00%, due 4/1/17           Aa3         AA                    3,122
              1,500  San Francisco City & Co. Int'l. Arpt. Second
                     Ser. Rev., (FGIC Insured), 5.25%, due 5/1/16   Aaa         AAA                   1,561
              5,000  San Francisco City & Co. Redev. Agcy. Lease
                     Ref. Rev. (George R. Moscone Convention
                     Ctr.), Ser. 2002, (FSA Insured), 5.00%, due
                     7/1/17                                         Aaa         AAA                   5,255
              1,000  San Francisco St. Bldg. Au. Lease Rev. (San
                     Francisco Civic Ctr. Complex), Ser. 1996 A,
                     (AMBAC Insured), 5.25%, due 12/1/16            Aaa         AAA                   1,025
              1,000  San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA
                     Insured), 5.00%, due 3/1/11                    Aaa         AAA                   1,042
              1,615  San Jose Arpt. Ref. Rev., Ser. 2002 B, (FSA
                     Insured), 5.00%, due 3/1/12                    Aaa         AAA                   1,693
              2,500  San Jose Fin. Au. Lease Rev. (Civic Ctr.
                     Proj.), Ser. 2002 B, (AMBAC Insured), 5.25%,
                     due 6/1/17                                     Aaa         AAA                   2,657
              1,000  San Jose Multi-Family Hsg. Rev. (Fallen
                     Leaves Apts. Proj.), Ser. 2002 J-1, (AMBAC
                     Insured), 4.95%, due 12/1/22                   Aaa         AAA                   1,019(B)
              1,620  Santa Clara Co. Fremont Union High Sch.
                     Dist. G.O., Ser. 2002 C, (FSA Insured),
                     5.00%, due 9/1/20                              Aaa         AAA                   1,731
              1,000  Santa Rosa Rancheria Tachi Yokut Tribe
                     Enterprise Rev., Ser. 2003, 6.13%, due
                     3/1/13                                                                           1,005(^^)


See Notes to Schedule of Investments                              3

                                                                 NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
PRINCIPAL AMOUNT                    SECURITY(@)                          RATING                    VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              3,905  Solano Co. Cert. of Participation Rev., Ser.
                     2002, (MBIA Insured), 5.25%, due 11/1/17       Aaa         AAA                   4,177
              1,000  South Gate Pub. Fin. Au. Tax Allocation Rev.
                     (South Gate Redev. Proj. No. 1), Ser. 2002,
                     5.00%, due 9/1/16                              Aaa         AAA                   1,057
                600  Univ. of California Regents Cert. of
                     Participation Rev. (San Diego Campus &
                     Sacramento Proj.), Ser. 2002 A, 5.25%, due
                     1/1/18                                         Aa2                                 630
              1,000  Univ. of California Regents Rev. (Multi.
                     Purp. Proj.), Ser. 2000 K, (MBIA Insured),
                     5.00%, due 9/1/12                              Aaa         AAA                   1,038
                                                                                                -----------
                                                                                                    134,525
                                                                                                -----------
FLORIDA (0.8%)
                750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev.
                     (Mount Sinai Med. Ctr. of Florida Proj.),
                     Ser. 2004, 6.25%, due 11/15/09                 Ba2         BB+                     788(B)
                                                                                                -----------
GEORGIA (1.0%)
              1,000  De Kalb Co. Dev. Au. Ref. PCR (General
                     Motors Corp. Proj.), Ser. 2002, 6.00%, due
                     3/15/21                                        Caa1        B-                    1,009(B)
                                                                                                -----------
GUAM (0.7%)
                700  Guam Govt. Waterworks Au. Wtr. & Wastewater
                     Sys. Rev., Ser. 2005, 5.50%, due 7/1/16        Ba2                                 727
                                                                                                -----------
LOUISIANA (2.9%)
              1,500  Morehouse Parish Ref. PCR (Int'l. Paper Co.
                     Proj.), Ser. 2001 A, 5.25%, due 11/15/13       Baa2        BBB                   1,550(B)
              1,250  Tobacco Settlement Fin. Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2001 B,
                     5.50%, due 5/15/30                             Baa3        BBB                   1,299
                                                                                                -----------
                                                                                                      2,849
                                                                                                -----------
NEW YORK (1.1%)
                500  New York City IDA Liberty Rev. (7 World
                     Trade Center, LLC Proj.), Ser. 2005 A,
                     6.25%, due 3/1/15                                                                  532(^^)
                500  New York City IDA Spec. Fac. Rev. (American
                     Airlines, Inc. J.F.K. Int'l. Arpt. Proj.),
                     Ser. 2005, 7.50%, due 8/1/16                               B                       558(B)
                                                                                                -----------
                                                                                                      1,090
                                                                                                -----------
NORTH CAROLINA (1.5%)
              1,405  North Carolina Muni. Pwr. Agcy. Number 1
                     Catawba Elec. Rev., Ser. 2003 A, 5.50%, due
                     1/1/14                                         A3          BBB+                  1,491
                                                                                                -----------
OHIO (0.5%)
                500  Coshocton Co. Env. Imp. Ref. Rev.
                     (Smurfit-Stone Container Enterprises, Inc.
                     Proj.), Ser. 2005, 5.13%, due 8/1/13                       CCC+                    486(B)
                                                                                                -----------
PENNSYLVANIA (1.1%)
              1,000  Cumberland Co. West Shore Area Au. Hosp.
                     Rev. (Holy Spirit Hosp. of the Sisters of
                     Christian Charity Proj.), Ser. 2001, 6.00%,
                     due 1/1/18                                                 BBB                   1,058(B)
                                                                                                -----------
PUERTO RICO (6.7%)
              1,305  Puerto Rico Children's Trust Tobacco
                     Settlement Asset-Backed Rev., Ser. 2002,
                     5.38%, due 5/15/33                             Baa3        BBB                   1,334
              1,000  Puerto Rico Ind., Tourist, Ed., Med. & Env.
                     Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto
                     Rico Proj.), Ser. 2002 A, (ACA Insured),
                     5.25%, due 8/1/15                                          A                     1,032(B)
              3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002
                     A, (FSA Insured), 5.25%, due 8/1/17            Aaa         AAA                   3,210

See Notes to Schedule of Investments                              4

                                                                 NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------
PRINCIPAL AMOUNT                    SECURITY(@)                          RATING                    VALUE(+)
($000's omitted)                                                    Moody's     S&P        ($000's omitted)
              1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002
                     A, (FSA Insured), 5.25%, due 8/1/21            Aaa         AAA                   1,065
                                                                                                -----------
                                                                                                      6,641
                                                                                                -----------
TEXAS (3.4%)
                900  Brazos River Au. Ref. PCR (TXU Energy Co.
                     LLC Proj.), Ser. 2003 A, 6.75%, due 4/1/38
                     Putable 4/1/13                                 Baa2        BBB-                  1,007(B)
                750  Brazos River Au. Ref. Rev. (Reliant Energy,
                     Inc. Proj.), Ser. 1999 B, 7.75%, due 12/1/18               BBB-                    805(B)
              1,000  Brazos River Harbor Navigation Dist. of
                     Brazoria Co. Env. Fac. Rev. (Dow Chemical
                     Co. Proj.), Ser. 2002 A-4, 5.20%, due
                     5/15/33                                        A3          A-                    1,016(B)
                500  Dallas-Fort Worth Int'l. Arpt. Fac. Imp.
                     Corp. Rev., Ser. 2004 A-1, 6.15%, due 1/1/16   Ba2                                 508(B)
                                                                                                -----------
                                                                                                      3,336
                                                                                                -----------
VIRGIN ISLANDS (2.0%)
                250  Virgin Islands Pub. Fin. Au. Refinery Fac.
                     Rev. (HOVENSA Refinery), Ser. 2003, 6.13%,
                     due 7/1/22                                     Baa3        BBB                     272
                750  Virgin Islands Pub. Fin. Au. Rev. (Virgin
                     Islands Matching Fund Loan Notes), Ser. 1998
                     E, 6.00%, due 10/1/22                                                              783(^^)
              1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys.
                     Ref. Rev., Ser. 1998, 5.30%, due 7/1/18                                            984(^^)
                                                                                                -----------
                                                                                                      2,039
                                                                                                -----------

                     TOTAL INVESTMENTS (157.9%) (COST $153,847)                                     156,832(##)

                     Cash, receivables and other assets, less liabilities (1.5%)                      1,514

                     Liquidation Value of Auction Market Preferred Shares [(59.4%)]                 (59,000)
                                                                                                -----------
                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                    $99,346
                                                                                                -----------


See Notes to Schedule of Investments                              5

                                      NEUBERGER BERMAN JULY 31, 2006 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (each a "Fund", and collectively, the "Funds") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At July 31, 2006, selected Fund information on a U.S. federal income tax basis was as follows:

                                         GROSS           GROSS
(000'S OMITTED)                     UNREALIZED       UNREALIZE    NET UNREALIZED
NEUBERGER BERMAN         COST     APPRECIATION    DEPRECIATION     APPRECIATION

CALIFORNIA           $153,847           $3,144            $159           $2,985
INTERMEDIATE          467,960            9,646             862            8,784
NEW YORK              125,692            2,044             418            1,626


(@) At time of investment, municipal securities purchased by each Fund are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Fund's investment manager to be of comparable quality. Approximately 80%, 68%, and 57% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)    Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and have been deemed by the investment manager to be liquid. At July 31, 2006, these securities amounted to $4,474,000 or 1.5% of net assets applicable to common shareholders for Intermediate.

(^^)   Not rated by a NRSRO.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2006.


For more information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.


By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    --------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 25, 2006


By: /s/ John M. McGovern
    --------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 25, 2006